Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Interest-bearing:
Savings deposits	₨ 1,249,266.1	$ 20,049.2	₨ 1,031,326.1
Time deposits	2,519,412.7	40,433.5	2,025,828.4
Total interest-bearing deposits	3,768,678.8	60,482.7	3,057,154.5
Non-interest-bearing deposits	733,032.0	11,764.3	612,845.6
Total	₨ 4,501,710.8	$ 72,247.0	₨ 3,670,000.1